United States

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

1300 N. State Street

Bellingham, Washington 98225-4730

(Address of Principal Executive Offices, including ZIP Code)

Nicole Trudeau, Esq.

1300 N. State Street

Bellingham, Washington 98225-4730

(Name and Address of Agent for Service)

Registrant’s Telephone Number — (360) 734-9900

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds – 76.3%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

Alibaba Holding Group	3.125% due 11/28/2021	$350,000	$ 349,990	3.3%

Ford Motor Credit	3.157% due 08/04/2020	250,000	247,619	2.4%

			597,609	5.7%
Consumer Staples

Church & Dwight Co Inc	2.875% due 10/01/2022	260,000	255,569	2.4%

Estee Lauder	2.35% due 08/15/2022	350,000	343,115	3.3%

McCormick & Co.	2.70% due 08/15/2022	500,000	491,089	4.7%

			1,089,773	10.4%
Financials

AvalonBay Communities	2.85% due 03/15/2023	400,000	391,762	3.7%

Camden Property Trust	4.625% due 06/15/2021	275,000	282,390	2.7%

Jefferies Group	8.50% due 07/15/2019	265,000	270,034	2.6%

Paccar Financial	2.05% due 11/13/2020	350,000	345,363	3.3%

			1,289,549	12.3%
Health Care

AbbVie	2.50% due 05/14/2020	250,000	248,361	2.4%

Astrazeneca	2.375% due 01/16/2020	155,000	153,396	1.5%

Celgene	2.25% due 08/15/2021	300,000	292,404	2.8%

Gilead Sciences	2.55% due 09/01/2020	400,000	398,882	3.8%

Teva Pharmaceutical	3.65% due 11/10/2021	350,000	341,250	3.2%

			1,434,293	13.7%
Industrials

Burlington Northern Santa Fe	3.05% due 09/01/2022	400,000	401,571	3.8%

CSX Corporation	4.25% due 06/01/2021	350,000	357,026	3.4%

Emerson Electric	4.875% due 10/15/2019	310,000	313,686	3.0%

			1,072,283	10.2%
Materials

3M	2.00% due 06/26/2022	400,000	390,421	3.7%

BHP Billiton Fin USA	6.50% due 04/01/2019	315,000	315,877	3.0%

			706,298	6.7%

Technology

Adobe Systems	4.75% due 02/01/2020	379,000	385,478	3.7%

Honeywell International	4.25% due 03/01/2021	450,000	462,524	4.4%

Juniper Networks	4.60% due 03/15/2021	375,000	382,816	3.6%

Qualcomm	2.60% due 01/30/2023	400,000	388,773	3.7%

Xilinx	2.125% due 03/15/2019	200,000	199,966	1.9%

			1,819,557	17.3%

Total Corporate Bonds			$8,009,362	76.3%

Government Bonds – 16.3%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

United States Treasury Notes

United States Treasury Note	3.625% due 02/15/2021	$ 900,000	$ 918,738	8.7%

United States Treasury Note	2.50% due 08/15/2023	500,000	499,629	4.8%

United States Treasury Note	2.00% due 09/30/2020	300,000	297,457	2.8%

			1,715,824	16.3%

Total Government Bonds			1,715,824	16.3%

Total investments	(Cost = $9,808,743)		9,725,186	92.6%
Other Assets (net of liabilities)			778,429	7.4%

Total net assets			$10,503,615	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds – 56.5%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Consumer Discretionary

Lowe’s	5.80% due 10/15/2036	$250,000	$ 276,930	2.6%

VF	6.00% due 10/15/2033	200,000	228,102	2.2%

			505,032	4.8%
Consumer Staples

Unilever Capital	5.90% due 11/15/2032	200,000	245,231	2.3%

			245,231	2.3%
Energy

Baker Hughes	6.875% due 01/15/2029	100,000	117,722	1.1%

Canadian Natural Resources	6.45% due 06/30/2033	225,000	261,040	2.5%

Statoil	7.15% due 01/15/2029	224,000	286,253	2.8%

			665,015	6.4%
Financials

Affiliated Managers Group	3.50% due 08/01/2025	250,000	241,908	2.3%

Bank Of New York Mellon MTN	3.30% due 08/23/2029	250,000	243,247	2.3%

UBS AG Stamford CT	7.75% due 09/01/2026	200,000	240,236	2.3%

			725,391	6.9%

Health Care

Becton Dickinson	6.70% due 08/01/2028	240,000	275,815	2.6%

Johnson & Johnson	4.95% due 05/15/2033	226,000	258,018	2.5%

Medtronic Inc	4.375% due 03/15/2035	260,000	274,022	2.6%

Merck & Co.	6.50% due 12/01/2033	215,000	280,537	2.7%

Teva Pharmaceutical	3.65% due 11/10/2021	250,000	243,750	2.3%

			1,332,142	12.7%

Industrials

Boeing	6.125% due 02/15/2033	215,000	269,008	2.6%

Deere & Co.	8.10% due 05/15/2030	95,000	129,029	1.2%

United Technologies Corp	6.05% due 06/01/2036	250,000	287,831	2.8%

			685,868	6.6%
Technology

Apple	4.50% due 02/23/2036	350,000	376,636	3.6%

Intel	4.00% due 12/15/2032	360,000	381,833	3.7%

Microsoft	4.20% due 11/03/2035	350,000	370,411	3.5%

			1,128,880	10.8%
Utilities

Entergy Louisiana	5.40% due 11/01/2024	200,000	221,186	2.1%

Florida Power & Light	5.95% due 10/01/2033	100,000	122,753	1.2%

Puget Sound Energy	7.02% due 12/01/2027	237,000	287,639	2.7%

			631,578	6.0%

Total Corporate Bonds			$5,919,137	56.5%

Government Bonds – 24.1%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	$175,000	$ 207,138	2.0%

			207,138	2.0%
United States Treasury Bonds

United States Treasury Bond	5.25% due 02/15/2029	170,000	207,207	2.0%

United States Treasury Bond	6.25% due 05/15/2030	75,000	100,184	1.0%

United States Treasury Bond	3.125% due 11/15/2041	145,000	146,977	1.4%

United States Treasury Bond	6.125% due 08/15/2029	225,000	294,161	2.8%

United States Treasury Bond	5.375% due 02/15/2031	400,000	506,047	4.8%

			1,254,576	12.0%

United States Treasury Notes

United States Treasury Note	3.625% due 02/15/2021	1,040,000	1,061,653	10.1%

			1,061,653

Total Government Bonds			$ 2,523,367	24.1%

Municipal Bonds – 12.7%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
General Obligation

Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	$ 250,000	$ 258,275	2.5%

Idaho Hsg & Fin GARVEE BAB A-2	5.379% due 07/15/2020	180,000	184,617	1.8%

San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	208,276	2.0%

Springville UT GO BAB	5.30% due 05/01/2031	240,000	246,314	2.3%

			897,482	8.6%
Municipal Leases

Johnson Co KS Bldg Ls/Pr RevBAB	4.60% due 09/01/2026	250,000	254,653	2.4%

Oklahoma City Fin Auth Ed Lease Rev	6.60% due 09/01/2022	160,000	177,950	1.7%

			432,603	4.1%

Total Municipal Bonds			$ 1,330,085	12.7%

Total investments	(Cost = $9,755,389)		9,772,589	93.3%
Other Assets (net of liabilities)			707,216	6.7%

Total net assets			$10,479,805	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stock – 62.4%	Number of Shares	Market Value	Country(1)	Percentage of Assets
Communications

Internet Media
Alphabet, Class A(2)	125	$140,819	United States	1.00%

Telecom Carriers
BCE	3,300	146,850	Canada	1.10%
		287,669		2.10%
Consumer Discretionary

Apparel, Footwear & Accessory Design
VF	1,900	165,984	United States	1.20%

Auto Parts
Garrett Motion(2)	7,600	127,224	United States	0.90%

Automobiles
Subaru ADR	11,700	145,606	Japan	1.00%

Home & Office Product Wholesalers
Fastenal	2,250	141,615	United States	1.00%

Home Products Stores
Lowe’s	1,400	147,126	United States	1.10%

Specialty Apparel Stores
Industria de Diseno Textil S.A. ADR	12,000	181,140	United States	1.30%
Ross Stores	1,990	188,712	United States	1.30%
		369,852		2.60%
		1,097,407		7.80%
Consumer Staples

Beverages
PepsiCo	1,350	156,114	United States	1.10%

Household Products
Procter & Gamble	650	64,058	United States	0.40%
Unilever ADR	2,900	154,367	United Kingdom	1.10%
		218,425		1.50%

Packaged Food
Nestle ADR	1,500	135,495	Switzerland	1.00%
		510,034		3.60%

Energy

Exploration & Production
ConocoPhillips	2,240	151,984	United States	1.10%

Integrated Oils
Equinor ASA ADR	6,500	145,990	Norway	1.00%
Total ADR	2,582	146,942	France	1.10%
		292,932		2.10%
		444,916		3.20%
Financials

Banks
PNC Financial Services Group	1,690	212,974	United States	1.50%
Toronto-Dominion Bank	4,165	238,987	Canada	1.70%
		451,961		3.20%

Consumer Finance
Ally Financial	7,100	192,339	United States	1.40%

Diversified Banks
Citigroup	1,900	121,562	United States	0.80%
JP Morgan Chase	1,850	193,066	United States	1.40%
Mitsubishi UFJ Financial ADR	21,450	111,969	Japan	0.80%
		426,597		3.00%

P&C Insurance
Chubb	1,130	151,307	Switzerland	1.10%
		1,222,204		8.70%
Health Care
Biotech
Amgen	970	184,378	United States	1.30%

Large Pharma
Bristol-Myers Squibb	2,650	136,899	United States	1.00%
GlaxoSmithKline ADR	3,400	137,224	United Kingdom	1.00%
Johnson & Johnson	1,600	218,624	United States	1.60%
Novo Nordisk ADR	1,850	90,557	Denmark	0.60%
Pfizer	3,980	172,533	United States	1.20%
		755,837		5.40%
Life Science Equipment
Abbott Laboratories	2,700	209,574	United States	1.50%

Medical Equipment
Koninklijke Philips ADR	3,800	150,898	Netherlands	1.10%
		1,300,687		9.30%

Industrials

Commercial & Residential Building Equipment & Systems
Honeywell International	1,000	154,070	United States	1.10%
Johnson Controls International	3,450	121,682	United States	0.90%
		275,752		2.00%

Factory Automation Equipment
Sensata Technologies Holding(2)	2,870	145,595	United States	1.00%

Flow Control Equipment
Parker Hannifin	1,150	202,584	United States	1.40%

Rail Freight
Canadian National Railway	1,600	137,408	Canada	1.00%
		761,339		5.40%
Materials

Basic & Diversified Chemicals
Linde PLC	1,000	173,240	Ireland	1.20%

Containers & Packaging
3M	975	202,205	United States	1.50%

Non Wood Building Materials
Carlisle	1,000	123,080	United States	0.90%

Specialty Chemicals
DowDuPont	2,400	127,752	United States	0.90%
PPG Industries	1,500	167,955	United States	1.20%
RPM International	2,400	138,888	United States	1.00%
		434,595		3.10%
		933,120		6.70%

Technology

Application Software
SAP ADR		1,250	133,913	Germany	1.00%

Communications Equipment
Apple		1,000	173,150	United States	1.20%

Computer Hardware & Storage
HP		3,300	65,109	United States	0.50%

Infrastructure Software
Micro Focus International plc Spons		7,600	188,328	United States	1.30%
Oracle		3,100	161,603	United States	1.20%
			349,931		2.50%

IT Services
Amdocs Limited		2,400	133,368	United States	1.00%

Semiconductor Devices
Infineon Technologies ADR		5,275	116,155	Germany	0.80%
Intel		3,100	164,176	United States	1.20%
Microchip Technology		1,200	104,244	United States	0.70%
Micron Technology(2)		2,100	85,848	United States	0.60%
NXP Semiconductors		1,200	109,584	Netherlands	0.80%
Qualcomm		2,200	117,458	United States	0.80%
Xilinx		1,700	213,010	United States	1.50%
			910,475		6.40%

Semiconductor Manufacturing
Applied Materials		2,200	84,348	United States	0.60%
Taiwan Semiconductor ADR		3,500	136,675	Taiwan	1.00%
			221,023		1.60%
			1,986,969		14.20%
Utilities

Integrated Utilities
NextEra Energy		1,000	187,720	United States	1.40%
			187,720		1.40%

Total Common Stocks			$8,732,065		62.40%

Corporate Bonds – 17.4%	Coupon/Maturity	Face Amount	Market Value		Percentage of Assets
Communications
America Movil	5.00% due 03/30/2020	$100,000	$101,852		0.70%

Bellsouth Capital Funding	7.875% due 02/15/2030	150,000	176,605		1.30%
			278,457		2.00%

Consumer Discretionary

Stanford University	4.013% due 05/01/2042	100,000	102,373	0.80%
			102,373	0.80%
Financials

General Electric Capital	5.35% due 04/15/2022	101,000	105,287	0.80%

HSBC Holdings	4.25% due 03/14/2024	150,000	151,965	1.10%

PartnerRe Finance B	5.50% due 06/01/2020	100,000	102,392	0.70%

Welltower Inc	4.25% due 04/15/2028	350,000	353,302	2.50%
			712,946	5.10%
Health Care

Becton Dickinson	3.125% due 11/08/2021	100,000	99,505	0.70%

Celgene	2.875% due 08/15/2020	140,000	139,535	1.00%

Gilead Sciences	3.70% due 04/01/2024	250,000	254,730	1.80%
			493,770	3.50%
Industrials

Legrand France Yankee	8.50% due 02/15/2025	170,000	209,570	1.50%

Union Pacific Corp	3.375% due 02/01/2035	250,000	225,762	1.60%
			435,332	3.10%
Materials

Air Products & Chemicals	4.375% due 08/21/2019	100,000	100,769	0.70%
			100,769	0.70%
Technology

Cisco Systems	2.90% due 03/04/2021	100,000	100,286	0.70%

Qualcomm	3.25% due 05/20/2027	220,000	208,911	1.50%
			309,197	2.20%

Total Corporate Bonds			$2,432,844	17.40%

Government Bonds – 14.1%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
United States Treasury Bonds

United States Treasury Bond	6.25% due 08/15/2023	$438,000	$506,198	3.60%

United States Treasury Bond	4.50% due 02/15/2036	137,000	167,686	1.20%

United States Treasury Bond	3.625% due 02/15/2044	155,000	169,779	1.20%
			843,663	6.00%
United States Treasury Notes

United States Treasury Note	1.50% due 06/15/2020	150,000	147,996	1.10%

United States Treasury Note	2.75% due 11/15/2023	350,000	353,555	2.50%

United States Treasury Note	2.00% due 05/31/2024	80,000	77,875	0.60%

United States Treasury Note	2.125% due 08/31/2020	204,000	202,685	1.40%

United States Treasury Note	2.00% due 11/30/2022	250,000	245,439	1.80%

United States Treasury Note	1.625% due 04/30/2023	106,000	102,286	0.70%
			1,129,836	8.10%

Total Government Bonds			$1,973,499	14.10%

Municipal Bonds – 3.0%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Municipal Bonds

General Obligation

Lake Washington SD 414 WA BAB	4.906% due 12/01/2027	$100,000	$102,505	0.70%

Skagit SD #1	4.613% due 12/01/2022	100,000	103,223	0.70%
			205,728	1.40%

State Education

New York City Housing Dev	2.65% due 05/01/2021	100,000	99,160	0.70%

Utility Networks

Tacoma WA Elec Sys Revenue	5.966% due 01/01/2035	100,000	122,390	0.90%

Total Municipal Bonds			$427,278	3.00%

Total investments	(Cost = $11,394,247)		13,565,686	96.90%
Other Assets (net of liabilities)			432,058	3.10%
Total net assets			$13,997,744	100.00%

(1) Country of domicile

(2) Non-income producing

ADR: American Depository Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks – 47.8%	Number of Shares	Market Value	Country(1)	Percentage of Assets
Communications

Telecom Carriers
AT&T	7,500	$ 233,400	United States	2.4%
Orange ADR	10,000	152,400	France	1.6%
SK Telecom ADR	9,000	230,400	Korea	2.3%

		616,200		6.3%

Consumer Discretionary

Automobiles
Subaru ADR	5,583	69,481	Japan	0.7%

		69,481		0.7%

Energy

Exploration & Production
CNOOC ADR	1,700	295,307	China	3.0%
Goodrich Petroleum(2)	200	2,594	United States	0.0%(3)

		297,901		3.0%

Integrated Oils
Equinor ASA ADR	12,000	269,520	Norway	2.8%
Royal Dutch Shell ADR, Class A	3,800	236,398	Netherlands	2.4%
Total ADR	3,800	216,258	France	2.2%

		722,176		7.4%

Oil & Gas Services & Equipment
National Oilwell Varco	4,200	118,188	United States	1.2%

		1,138,265		11.6%

Financials

Banks
Skandinaviska Enskilda Banken, Cl A	13,000	132,327	Sweden	1.4%

Diversified Banks
Itau Unibanco Holding ADR, Class A	25,000	235,000	Brazil	2.4%

		367,327		3.8%

Health Care

Large Pharma
GlaxoSmithKline ADR	5,000	201,800	United Kingdom	2.0%
Novartis ADR	1,900	173,337	Switzerland	1.8%

		375,137		3.8%

Industrials

Infrastructure Construction
CCR	45,000	171,319	Brazil	1.7%
Hopewell Highway Infrastructure	325,000	173,494	Hong Kong	1.8%

		344,813		3.5%

Materials

Agricultural Chemicals
Nutrien	3,200	174,208	Canada	1.8%

Base Metals
South32 ADR	19,000	264,955	Australia	2.7%

Steel Raw Material Suppliers
BHP Group	4,000	211,600	Australia	2.2%

		650,763		6.7%

Technology

Computer Hardware & Storage
Western Digital		5,000	251,500	Singapore	2.6%

Infrastructure Software
Micro Focus International plc Spons		13,000	322,140	United States	3.3%

Semiconductor Devices
Microchip Technology		3,500	304,045	United States	3.1%

Semiconductor Manufacturing
Applied Materials		6,000	230,040	United States	2.4%

			1,107,725		11.4%

Total Common Stocks			$4,669,711		47.8%

Corporate Bonds – 27.2%	Coupon / Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets
Communications

T-Mobile	6.50% due 01/15/2026	$250,000	$ 267,188	United States	2.7%

			267,188		2.7%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	147,188	United States	1.5%

GAP	5.95% due 04/12/2021	100,000	103,943	United States	1.1%

Rent-A-Center	6.625% due 11/15/2020	200,000	199,250	United States	2.0%

			450,381		4.6%

Consumer Staples

Grupo Bimbo	4.875% due 06/27/2044	200,000	189,852	Mexico	1.9%

			189,852		1.9%

Energy

Petrobras International Finance	6.875% due 01/20/2040	50,000	51,688	Brazil	0.5%

Petrobras International Finance	6.75% due 01/27/2041	80,000	81,630	Brazil	0.9%

			133,318		1.4%

Financials

Canadian Imperial Bank	3.42% due 01/26/2026	CAD 250,000	192,274	Canada	2.0%

Jefferies Group	5.125% due 01/20/2023	250,000	259,123	United States	2.6%

Lincoln National (3 month LIBOR plus 2.04%) (4)	4.801% due 04/20/2067	250,000	202,500	United States	2.1%

Royal Bank of Scotland	6.125% due 12/15/2022	200,000	211,076	United Kingdom	2.1%

			864,973		8.8%

Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	200,000	221,783	United States	2.3%

			221,783		2.3%

Materials

Allegheny Technologies	7.875% due 08/15/2023	150,000	164,295	United States	1.7%

Anglogold Ashanti Holdings	5.375% due 04/15/2020	100,000	101,458	South Africa	1.0%

			265,753		2.7%

Technology

Hewlett Packard	4.65% due 12/09/2021	100,000	103,649	United States	1.1%

Nokia	5.375% due 05/15/2019	165,750	166,164	Finland	1.7%

			269,813		2.8%

Total Corporate Bonds			2,663,061		27.2%

Government Bonds – 18.2%	Coupon / Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets
Foreign Government Bonds

Colombia Republic	8.375% due 02/15/2027	125,000	145,384	Colombia	1.5%

Federal Republic of Brazil	12.50% due 01/05/2022	BRL 500,000	149,955	Brazil	1.5%

Federal Republic of Brazil	8.50% due 01/05/2024	BRL 750,000	202,418	Brazil	2.1%

Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 85,000	426,724	Mexico	4.4%

of Argentina – Global Bond	7.50% due 04/22/2026	250,000	217,628	Argentina	2.2%

			1,142,109		11.7%

United States Treasury Bonds

United States Treasury Bond	6.125% due 11/15/2027	500,000	632,383	United States	6.5%

Total Government Bonds			$1,774,492		18.2%

Municipal Bonds – 3.0%	Coupon / Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets
Municipal Bonds

Revenue

Colony TX NFM Sales Tax Revenue	7.00% due 10/01/2027	$ 100,000	$ 102,194	United States	1.0%

Colony TX NFM Sales Tax Revenue	7.25% due 10/01/2033	50,000	51,097	United States	0.5%

Colony TX NFM Sales Tax Revenue	7.625% due 10/01/2042	50,000	53,750	United States	0.6%

			207,041		2.1%

Water Supply

Puerto Rico Aqueduct & Sewer	5.00% due 07/01/2019	85,000	84,894	United States	0.9%

			291,935		3.0%

Total Municipal Bonds			$ 291,935		3.0%

Warrants – 0.0%		Number of Shares	Market Value	Country(1)	Percentage of Assets

Energy
Exploration & Production
Goodrich Petroleum Warrants (2)		1,707	$ –	United States	0.0%
			$ –		0.0%

Total investments	(Cost = $8,677,147)		9,399,199		96.2%
Other Assets (net of liabilities)			375,688		3.8%
Total net assets			$9,774,887		100.0%

(1) Country of domicile

(2) Non-income producing

(3) Less than 0.05%

(4) Variable rate security. The interest rate represents the rate in effect at February 28, 2019 and resets periodically based on the parenthetically disclosed reference rate and spread.

ADR: American Depository Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stocks – 98.5%	Number of Shares	Market Value	Percentage of Assets
Communications
Internet Based Services
Booking Holdings(1)	400	$ 678,816	1.8%

Internet Media
Alphabet, Class A(1)	1,998	2,250,847	5.8%

		2,929,663	7.6%
Consumer Discretionary

Airlines
Alaska Air	7,422	457,937	1.2%

Apparel, Footwear & Accessory Design
Nike, Class B	10,276	880,962	2.3%

E-Commerce Discretionary
Amazon.com(1)	1,529	2,507,300	6.5%

Home Improvement
Stanley Black & Decker	8,684	1,150,022	3.0%

Home Products Stores
Home Depot	4,800	888,672	2.3%
Lowe’s	11,200	1,177,008	3.0%
		2,065,680	5.3%

Other Commercial Services
Ecolab	6,243	1,054,505	2.7%

Restaurants
Starbucks	14,674	1,030,995	2.7%

Specialty Apparel Stores
Ross Stores	11,600	1,100,028	2.8%
TJX Companies	11,078	568,191	1.5%
		1,668,219	4.3%

		10,815,620	28.0%
Consumer Staples
Mass Merchants
Costco Wholesale	4,883	1,068,107	2.8%

		1,068,107	2.8%

Financials
Consumer Finance

Ally Financial	34,000	921,060	2.4%

Mastercard, Class A	8,914	2,003,600	5.2%

Worldpay, Class A(1)	12,000	1,149,600	3.0%

		4,074,260	10.6%

Diversified Banks
JP Morgan Chase	11,429	1,192,730	3.1%

		5,266,990	13.7%

Health Care
Biotech

Amgen	1,980	376,359	1.0%

Large Pharma

Bristol-Myers Squibb	15,600	805,896	2.1%

Life Science Equipment

Abbott Laboratories	20,799	1,614,418	4.2%

Medical Devices

Edwards Lifesciences(1)	5,700	964,953	2.5%

Stryker	3,000	565,530	1.4%

		1,530,483	3.9%

		4,327,156	11.2%

Industrials
Commercial & Residential Building Equipment & Systems

Honeywell International	5,000	770,350	2.0%

Electrical Components
TE Connectivity	10,000	820,900	2.1%

Factory Automation Equipment
Sensata Technologies Holding(1)	15,500	786,315	2.0%

Measurement Instruments
Trimble(1)	24,000	960,240	2.5%

		3,337,805	8.6%

Materials

Specialty Chemicals

RPM International	18,000	1,041,660	2.7%

		1,041,660	2.7%

Technology
Application Software

Adobe Systems(1)	9,300	2,441,250	6.3%

Communications Equipment

Apple	13,720	2,375,618	6.2%

Infrastructure Software

Microsoft	18,920	2,119,608	5.5%

Oracle	11,300	589,069	1.5%

		2,708,677	7.0%

Semiconductor Devices
Qualcomm	6,000	320,340	0.8%
Texas Instruments	3,600	380,808	1.0%
Xilinx	8,000	1,002,400	2.6%

		1,703,548	4.4%

		9,229,093	23.9%
Total investments	(Cost = $20,710,681)	38,016,094	98.5%

Other Assets (net of liabilities)		585,674	1.5%

Total net assets		$ 38,601,768	100.0%

(1) Non-income producing

Saturna Investment Trust, Sextant International Fund

Common Stocks – 94.9%	Number of Shares	Market Value	Country (1)	Percentage of Assets

Communications

Telecom Carriers

BCE	50,000	$ 2,225,000	Canada	3.3%

Telus	50,000	1,816,000	Canada	2.7%
		4,041,000		6.0%

Consumer Discretionary

Airlines

Air Canada(2)	32,000	806,665	Canada	1.2%

Copa Holdings, Class A	30,000	2,645,100	Panama	4.0%

		3,451,765		5.2%

Automobiles

Subaru ADR	25,000	311,125	Japan	0.5%

Toyota Motor ADR	10,000	1,210,400	Japan	1.8%

		1,521,525		2.3%

E-Commerce Discretionary

MercadoLibre	10,000	4,587,900	Argentina	6.9%

Lodging

Belmond, Class A(2)	169,800	4,219,530	Bermuda	6.3%

Specialty Apparel Stores

Industria de Diseno Textil	30,000	906,585	Spain	1.3%

		14,687,305		22.0%

Consumer Staples

Beverages

Fomento Economico Mex ADR	30,000	2,718,900	Mexico	4.1%

Household Products

Unilever ADR	50,000	2,661,500	United Kingdom	4.0%

		5,380,400		8.1%

Energy

Integrated Oils
Total ADR	33,724	1,919,233	France	2.9%

		1,919,233		2.9%

Financials

Banks
Australia & New Zealand Banking ADR	80,000	1,591,600	Australia	2.4%

Toronto-Dominion Bank	50,000	2,869,000	Canada	4.3%

		4,460,600		6.7%

Diversified Banks
Mitsubishi UFJ Financial ADR	200,000	1,044,000	Japan	1.5%

		5,504,600		8.2%

Health Care

Health Care Supply Chain

Sinopharm Group—H	250,000	1,113,546	China	1.7%

Large Pharma

Novartis ADR	33,000	3,010,590	Switzerland	4.5%

Novo Nordisk ADR	50,000	2,447,500	Denmark	3.6%

		5,458,090		8.1%

Medical Equipment

Koninklijke Philips ADR	21,905	869,847	Netherlands	1.3%

		7,441,483		11.1%
Materials

Agricultural Chemicals

Nutrien	15,600	849,264	Canada	1.3%

Basic & Diversified Chemicals

BASF ADR	160,000	3,054,400	Germany	4.5%

Steel Raw Material Suppliers

Rio Tinto PLC ADR	10,000	582,000	Australia	0.9%

		4,485,664		6.7%

Technology

Application Software

Dassault Systemes ADR	34,153	4,994,535	France	7.5%

NICE Systems ADR	40,000	4,707,600	Israel	7.0%

		9,702,135		14.5%

Information Services

Wolters Kluwer	100,000	6,596,924	Netherlands	9.9%

Semiconductor Manufacturing

ASML Holding NY	20,000	3,657,400	Netherlands	5.5%

		19,956,459		29.9%

Total investments	(Cost=$30,800,161)	63,416,144		94.9%

Other Assets (net of liabilities)		3,431,080		5.1%

Total net assets		$66,847,224		100.0%

(1) Country of domicile

(2) Non-income producing

ADR: American Depository Receipt

Saturna Investment Trust, Saturna Sustainable Equity Fund

Common Stocks – 94.6%	Number of Shares	Market Value	Country (1)	Percentage of Assets

Communications

Cable & Satellite
MultiChoice Group(2)	200	$ 1,493	South Africa	0.0%(3)

Entertainment Content
Naspers ADR	1,000	43,300	South Africa	0.7%
Walt Disney Company	500	56,420	United States	1.0%

		99,720		1.7%

Telecom Carriers
China Mobile	6,000	63,375	Hong Kong	1.1%
Telekomunikasi Indonesia ADR	2,000	55,160	Indonesia	0.9%

		118,535		2.0%

		219,748		3.7%

Consumer Discretionary

Airlines

Latam Airlines Group	3,600	41,652	Chile	0.7%

Apparel, Footwear & Acc Design adidas ADR	600	72,840	Germany(4)	1.2%

Auto Parts
Valeo	960	30,219	France	0.5%

Automobiles

Subaru ADR	5,000	62,225	Japan	1.0%

Toyota Motor ADR	1,000	121,040	Japan	2.1%

		183,265		3.1%

E-Commerce Discretionary

Amazon.com(2)	60	98,390	United States	1.7%

Home Products Stores

Home Depot	850	157,369	United States	2.7%

Lowe’s	750	78,818	United States	1.4%

		236,187		4.1%

Other Commercial Services

Ecolab	723	122,122	United States	2.1%

Restaurants

Starbucks	1,713	120,355	United States	2.1%

Specialty Apparel Stores

Industria de Diseno Textil	3,000	90,658	Spain	1.6%

TJX Companies	3,000	153,870	United States	2.6%

		244,528		4.2%

Toys & Games
Hasbro	600	50,940	United States	0.9%

		1,200,498		20.6%

Consumer Staples

Food & Drug Stores
Clicks Group ADR	1,500	39,690	South Africa	0.7%

Household Products

Church & Dwight	2,400	157,920	United States	2.7%

Kimberly-Clark de Mexico, Class A	13,000	20,968	Mexico	0.4%

L’Oreal ADR	2,200	111,012	United States	1.9%

Reckitt Benckiser Group PLC ADR	6,250	96,313	United States	1.6%

Unilever	2,700	145,746	Netherlands	2.5%

		531,959		9.1%

Packaged Food

Nestle ADR	1,000	90,330	Switzerland	1.6%

		661,979		11.4%

Energy

Renewable Energy Equipment

Siemens Gamesa Renewable Energy	3,500	53,583	Spain	0.9%

Vestas Wind Systems	900	75,063	Denmark	1.3%

		128,646		2.2%

Financials

Banks

Banco Santander ADR	10,081	48,994	Spain	0.8%

Toronto-Dominion Bank	2,800	160,664	Canada	2.8%

		209,658		3.6%

Consumer Finance

Mastercard, Class A	824	185,211	United States	3.2%

Islamic Banking

BIMB Holdings	104,800	109,416	Malaysia	1.9%

Life Insurance

AIA Group	11,600	115,771	Hong Kong	2.0%

Aviva PLC ADR	7,000	78,330	United States	1.3%

		194,101		3.3%

P&C Insurance

Chubb	700	93,730	Switzerland	1.6%

		792,116		13.6%

Health Care

Health Care Facilities

Ramsay Health Care	2,308	106,432	Australia	1.8%

Large Pharma

Novo Nordisk ADR	1,569	76,803	Denmark	1.3%

Medical Equipment

Koninklijke Philips ADR	3,588	142,479	Netherlands	2.5%

Specialty Pharma

Allergan PLC(2)	600	82,626	Ireland	1.4%

		408,340		7.0%

Industrials

Electrical Components

Legrand SA	700	46,216	France	0.8%

TE Connectivity	351	28,814	Switzerland	0.5%
		75,030		1.3%

Electrical Power Equipment
Siemens ADR	1,000	54,590	Germany	0.9%

Rubber & Plastic
Hartalega Holdings	80,000	98,228	Malaysia	1.7%

		227,848		3.9%

Materials

Containers & Packaging
3M	700	145,173	United States	2.5%

Precious Metal Mining
Barrick Gold	3,064	38,729	Canada	0.7%

Specialty Chemicals
Johnson Matthey	2,031	83,580	United Kingdom	1.4%
Koninklijke DSM	600	64,610	Netherlands	1.1%
		148,190		2.5%

		332,092		5.7%

Technology

Application Software
Adobe Systems(2)	1,000	262,500	United States	4.5%
Dassault Systemes ADR	1,506	220,237	France	3.8%
		482,737		8.3%

Communications Equipment
Apple	1,000	173,150	United States	3.0%

Electronics Components
Murata Manufacturing	1,000	156,189	Japan	2.7%

Information Services
Wolters Kluwer	1,000	65,969	Netherlands	1.1%

Infrastructure Software
Microsoft	1,438	161,099	United States	2.8%

IT Services
Accenture, Class A	900	145,242	Ireland	2.5%
CGI Group Inc Class A(2)	750	50,288	Canada	0.8%
		195,530		3.3%

Semiconductor Devices
NXP Semiconductors	1,300	118,716	Netherlands	2.0%
STMicroelectronics	3,800	62,168	Switzerland	1.1%
		180,884		3.1%
Semiconductor Manufacturing
Taiwan Semiconductor ADR	3,250	126,913	Taiwan	2.2%

		1,542,471		26.5%

Total investments	(Cost = $4,485,242)	5,513,738		94.6%
Other Assets (net of liabilities)		314,633		5.4%
Total net assets		$5,828,371		100.0%

(1) Country of domicile

(2) Non-income producing

(3) Less than 0.05%

(4) Denotes a country of primary exposure

ADR: American Depository Receipt

Saturna Investment Trust, Saturna Sustainable Bond Fund

Corporate Bonds - 73.5%	Coupon / Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets

Communications
America Movil(2)	6.00% due 06/09/2019	MXN 15,000,000	$ 767,208	Mexico	2.6%

Telecom Italia	7.175% due 06/18/2019	$ 1,000,000	1,009,310	Luxembourg	3.5%

Telus	3.20% due 04/05/2021	CAD 1,500,000	1,152,662	Canada	3.9%

Vodafone Group	4.375% due 03/16/2021	250,000	255,648	United Kingdom	0.9%

			3,184,828		10.9%
Consumer Discretionary
Barry Callebaut(2)	5.50% due 06/15/2023	500,000	519,913	Belgium	1.8%

Barry Callebaut(3)	5.50% due 06/15/2023	500,000	519,913	Belgium	1.8%

BMW Finance	2.75% due 04/25/2019	NOK 2,000,000	234,192	Netherlands	0.8%

BMW US Capital	2.75% due 12/02/2019	AUD 200,000	142,343	Germany	0.5%

Danone(3)	2.077% due 11/02/2021	500,000	485,149	France	1.7%

Starbucks	2.45% due 06/15/2026	500,000	460,327	United States	1.6%

Toyota Motor Credit	2.75% due 02/05/2028	202,000	192,205	Japan	0.6%

Toyota Motor Credit	3.00% due 03/20/2030	500,000	465,419	Japan	1.6%

			3,019,461		10.4%
Consumer Staples
Nestle Holdings	2.75% due 04/15/2020	NOK 3,000,000	356,231	Switzerland	1.2%

			356,231		1.2%
Energy
NextEra Energy Capital (3 month LIBOR plus 2.35%)(4)	4.91319% due 06/15/2067	1,050,000	913,507	United States	3.1%

			913,507		3.1%
Financials
AXA(2)	5.125% due 01/17/2047	500,000	503,604	France	1.7%

Bank of Nova Scotia(5,8)	4.65% due PERP	1,550,000	1,416,312	Canada	4.9%

Canadian Imperial Bank	3.42% due 01/26/2026	CAD 1,150,000	884,459	Canada	3.0%

EMIRATES NBD PJSC(2)	6.00% due 10/08/2019	NZD 750,000	519,120	United Arab Emirates	1.8%

First Abu Dhabi Bank(2)	3.00% due 03/30/2022	1,250,000	1,230,825	United Arab Emirates	4.2%

Hanmi Financial(6)	5.45% due 03/30/2027	500,000	509,514	United States	1.8%

Hartford Financial Services Group (3 month LIBOR plus 2.125%)(3,4)	4.80875% due 02/12/2047	1,000,000	856,250	United States	2.9%

Iron Mountain	5.75% due 08/15/2024	1,000,000	1,002,188	United States	3.4%

Lincoln National (3 month LIBOR plus 2.04%)(4)	4.801% due 04/20/2067	1,600,000	1,296,000	United States	4.5%

Townebank Portsmouth VA(7)	4.50% due 07/30/2027	500,000	500,723	United States	1.7%

XLIT (3 month LIBOR plus 2.46%)(4)	5.24481% due PERP	1,000,000	940,000	Bermuda	3.2%

			9,658,995		33.1%
Health Care
Novartis Capital	1.80% due 02/14/2020	250,000	247,990	Switzerland	0.9%

TEVA Pharmaceuticals	2.80% due 07/21/2023	750,000	678,889	Netherlands	2.3%

			926,879		3.2%
Industrials
Ingersoll-Rand	2.625% due 05/01/2020	250,000	247,958	Luxembourg	0.9%
			247,958		0.9%

Materials
Koninklijke DSM NV(2)	1.00% due 04/09/2025	EUR 1,000,000	1,160,205	Netherlands	4.0%

			1,160,205		4.0%
Technology
Apple(2)	2.65% due 06/10/2020	AUD 500,000	355,986	United States	1.2%

MSCI(3)	5.75% due 08/15/2025	600,000	624,000	United States	2.1%

Nokia OYJ	3.375% due 06/12/2022	1,000,000	979,700	Finland	3.4%

			1,959,686		6.7%

Total Corporate Bonds			$ 21,427,750		73.5%

Government Bonds – 20.5%	Coupon / Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets
Banks
KFW	2.00% due 11/30/2021	$ 1,000,000	$ 984,115	Germany	3.4%

Foreign Government Bonds
Federal Republic of Brazil	12.50% due 01/05/2022	BRL 2,000,000	599,822	Brazil	2.1%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 200,000	1,004,056	Mexico	3.4%

			1,603,878		5.5%

United States Treasury Bonds
United States Treasury Bond	5.25% due 11/15/2028	500,000	607,168	United States	2.1%
United States Treasury Bond	4.50% due 05/15/2038	1,500,000	1,856,250	United States	6.4%

			2,463,418		8.5%

United States Treasury Notes
United States Treasury Note	3.625% due 02/15/2021	900,000	918,738	United States	3.1%

Total Government Bonds			5,970,149		20.5%
Total investments		(Cost = $28,425,454)	27,397,899		94.0%
Other Assets (net of liabilities)			1,733,592		6.0%
Total net assets			$ 29,131,491		100.0%

(1)	Country of risk
(2)

Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2019, the aggregate value of these securities was $5,056,861 representing 17.3% of net assets.

(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2019, the net value of these securities was $2,485,312 representing 8.5% of net assets.

(4)	Variable rate security. The interest rate represents the rate in effect at February 28, 2019 and resets periodically based on the parenthetically disclosed reference rate and spread.
(5)	Bank of Nova Scotia is a fixed to float bond. The bond has a fixed rate until 10/12/2022 The interest rate represents the rate in effect at February 28, 2019
(6)	Hanmi Financial is a fixed to float bond. The bond has a fixed rate until 03/30/2022 The interest rate represents the rate in effect at February 28, 2019
(7)	Townebank Portsmouth VA is a fixed to float bond. The bond has a fixed rate until 07/30/2022 The interest rate represents the rate in effect at February 28, 2019
(8)	Security is perpetual in nature and has no stated maturity.

Idaho Tax-Exempt Fund

Tax-Exempt Municipal Bonds - 93.9%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Financial Services

Idaho Bond Bank	4.00% due 09/15/2032	$405,000	$428,206	3.3%

Idaho Housing & Finance Rev	3.00% due 07/01/2036	335,000	331,918	2.5%

			760,124	5.8%

General Obligation

Ada & Canyon Cos ID JSD #2 Meridian	5.00% due 08/15/2032	325,000	378,046	2.9%

Ada & Canyon Cos ID JSD #3 Kuna	4.00% due 09/15/2027	100,000	114,138	0.9%

Adams & Washington Cos ID JSD #432	4.00% due 08/15/2019	100,000	101,082	0.8%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2031	200,000	221,124	1.7%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2029	250,000	276,948	2.1%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	15,000	16,150	0.1%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	35,000	37,536	0.3%

Bonneville Co ID SCD #91	3.75% due 09/15/2032	285,000	292,863	2.3%

Boundary County ID SCD #101	4.00% due 08/15/2021	240,000	242,705	1.9%

Canyon Co ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	443,848	3.4%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2031	290,000	299,880	2.3%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2032	170,000	175,134	1.3%

Canyon Co ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	288,590	2.2%

Cariboo Franklin Bannock JSD #148	3.25% due 09/15/2035	300,000	306,135	2.4%

Cassia Oneida Twin Falls JSD #151	3.375% due 09/15/2034	160,000	161,894	1.2%

Kootenai Co ID SCD # 271 UNREF	4.00% due 09/15/2025	125,000	134,057	1.0%

Kootenai Co ID SCD #271 PREREF	4.00% due 09/15/2025	40,000	42,997	0.3%

Kootenai Co ID SCD #273	4.00% due 08/15/2031	265,000	288,498	2.2%

Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	222,369	1.7%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2027	100,000	109,682	0.9%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2028	200,000	218,632	1.7%

Madison Co. Id. SDC #321	5.00% due 09/15/2035	250,000	291,753	2.2%

Teton Co, ID SCD #401 Driggs	4.00% due 09/15/2035	500,000	543,970	4.2%

Twin Falls Co ID SCD #411	4.00% due 09/15/2027	170,000	187,014	1.4%

Twin Falls Co ID SCD #411	4.25% due 09/15/2030	300,000	328,782	2.5%

Twin Falls Co ID SCD #411	4.75% due 09/15/2039	200,000	231,382	1.8%

Twin Falls Co ID SCD #411 Series A	4.25% due 09/15/2031	100,000	108,675	0.8%

Valley & Adams Cos ID JSD #421	3.00% due 08/01/2026	220,000	227,394	1.7%

			6,291,278	48.2%

Medical/Hospitals

Idaho Health Rev Trinity Health Grp	3.25% due 12/01/2028	300,000	310,077	2.4%

			310,077	2.4%

Pollution Control

Idaho Bond Bank	4.00% due 09/15/2033	135,000	146,921	1.1%

Idaho Bond Bank Authority	4.30% due 09/01/2022	20,000	20,040	0.2%

Idaho Bond Bank Authority	4.00% due 09/15/2032	130,000	142,137	1.1%

Idaho Bond Bank Authority	4.125% due 09/15/2023	20,000	20,038	0.1%

			329,136	2.5%

Real Estate

Boise City Urban Renewal Lease Rev	5.00% due 12/15/2032	300,000	339,201	2.6%

Idaho Fish Wildlife Foundation Rev	5.00% due 12/01/2033	320,000	378,819	2.9%

Idaho State Building Authority	5.00% due 09/01/2031	200,000	219,412	1.7%

Idaho State Building Authority	5.00% due 09/01/2032	400,000	438,260	3.3%

Post Falls ID LID SPA	5.00% due 05/01/2021	90,000	90,075	0.7%

			1,465,767	11.2%

State Education

Boise State University ID Revenue	5.00% due 04/01/2028	125,000	144,775	1.1%

Boise State University ID Revenue	5.00% due 04/01/2032	160,000	183,840	1.4%

Idaho State University	4.00% due 04/01/2027	170,000	187,488	1.4%

Idaho State University	4.00% due 04/01/2030	245,000	263,836	2.0%

Idaho State University Revenue	3.00% due 04/01/2031	250,000	251,005	1.9%

Idaho State University Revenue	3.00% due 04/01/2032	160,000	159,582	1.2%

Nez Perce CO ISD #1 Lewiston	5.00% due 09/15/2029	330,000	396,135	3.1%

North Idaho College Dormitory Rev	4.00% due 11/01/2030	285,000	306,181	2.4%

University of Idaho Revenue	5.00% due 04/01/2028	225,000	232,405	1.8%

University of Idaho Revenue	5.00% due 04/01/2032	455,000	492,187	3.8%

			2,617,434	20.1%

Transportation

Boise ID Airport Park Fac Rev	3.00% due 09/01/2028	210,000	212,598	1.6%

Water Supply

Payette Lakes Rec Wtr & Swr Rev	4.00% due 08/01/2034	255,000	270,188	2.1%

			12,256,602	93.9%

Total investments	(Cost = $12,040,704)		12,256,602	93.9%

Other Assets (net of liabilities)			798,567	6.1%
Total net assets			$13,055,169	100.0%

Notes to Schedule of Investments (unaudited)

1. Organization:

Saturna Investment Trust (the “Trust”) was established under Washington State Law as a business trust on February 20, 1987.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Funds’ investments carried at value:

	Level 1	Level 2	Level 3
Funds	Quoted Price	Significant Observable Input	Significant Unobservable Input	Total
Sextant Short-Term Bond

Corporate Bonds(1)	$-	$8,009,362	$-	$8,009,362

Government Bonds(1)	$-	$1,715,824	$-	$1,715,824
Total Assets	$-	$9,725,186	$-	$9,725,186

Sextant Bond Income

Corporate Bonds(1)	$-	$5,919,137	$-	$5,919,137

Government Bonds(1)	$-	$2,523,367	$-	$2,523,367

Municipal Bonds(1)	$-	$1,330,085	$-	$1,330,085
Total Assets	$-	$9,772,589	$-	$9,772,589

Sextant Core

Common Stock(1)	$8,732,065	$-	$-	$8,732,065

Corporate Bonds(1)	$-	$2,432,844	$-	$2,432,844

Government Bonds(1)	$-	$1,973,499	$-	$1,973,499

Municipal Bonds(1)	$-	$427,278	$-	$427,278
Total Assets	$8,732,065	$4,833,621	$-	$13,565,686

Sextant Global High Income

Common Stocks

Communications	$616,200	$-	$-	$616,200

Consumer Discretionary	$69,481	$-	$-	$69,481

Energy	$1,138,265	$-	$-	$1,138,265

Financials	$235,000	$132,327	$-	$367,327

Health Care	$375,137	$-	$-	$375,137

Industrials	$-	$344,813	$-	$344,813

Materials	$650,763	$-	$-	$650,763

Technology	$1,107,725	$-	$-	$1,107,725
Total Common Stocks	$4,192,571	$477,140	$-	$4,669,711
Corporate Bonds(1)	$-	$2,663,061	$-	$2,663,061
Government Bonds(1)	$-	$1,774,492	$-	$1,774,492
Municipal Bonds(1)	$-	$291,935	$-	$291,935
Warrants(1)	$-	$-	$-	$-
Total Assets	$4,192,571	$5,206,628	$-	$9,399,199

Sextant Growth

Common Stocks(1)	$38,016,094	$-	$-	$38,016,094
Total Assets	$38,016,094	$-	$-	$38,016,094

Sextant International

Common Stocks

Communications	$4,041,000	$-	$-	$4,041,000

Consumer Discretionary	$13,780,720	$906,585	$-	$14,687,305

Consumer Staples	$5,380,400	$-	$-	$5,380,400

Energy	$1,919,233	$-	$-	$1,919,233

Financials	$5,504,600	$-	$-	$5,504,600

Health Care	$6,327,937	$1,113,546	$-	$7,441,483

Materials	$4,485,664	$-	$-	$4,485,664

Technology	$13,359,535	$6,596,924	$-	$19,956,459
Total Assets	$54,799,089	$8,617,055	$-	$63,416,144

Sustainable Equity

Common Stocks

Communications	$156,373	$63,375	$-	$219,748

Consumer Discretionary	$1,079,621	$120,877	$-	$1,200,498

Consumer Staples	$641,011	$20,968	$-	$661,979

Energy	$-	$128,646	$-	$128,646

Financials	$566,929	$225,187	$-	$792,116

Health Care	$301,908	$106,432	$-	$408,340

Industrials	$83,404	$144,444	$-	$227,848

Materials	$183,902	$148,190	$-	$332,092

Technology	$1,320,313	$222,158	$-	$1,542,471
Total Assets	$4,333,461	$1,180,277	$-	$5,513,738

Sustainable Bond

Corporate Bonds(1)	$-	$21,427,750	$-	$21,427,750

Government Bonds(1)	$-	$5,970,149	$-	$5,970,149
Total Assets	$-	$27,397,899	$-	$27,397,899

Idaho Tax-Exempt

Tax-Exempt Municipal Bonds(1)	$-	$12,256,602	$-	$12,256,602
Total Assets	$-	$12,256,602	$-	$12,256,602

¹	See Schedule of Investments for industry breakout.

During the period ended February 28, 2019, no Fund had transfers between Level 1, Level 2 or Level 3.

Federal Income Taxes:

The aggregate unrealized security gains and losses based on costs of investments for U.S. federal income tax purposes at February 28, 2019, were as follows:

	Short-Term Bond	Bond Income

Cost of investments	$9,808,743	$9,755,389
Gross tax unrealized appreciation	$ 19,514	$ 171,048
Gross tax unrealized depreciation	$ 103,071	$ 153,848
Net tax unrealized appreciation (depreciation)	($83,557)	$17,200

	Core	Global High Income

Cost of investments	$11,394,247	$8,677,147
Gross tax unrealized appreciation	$2,364,881	$1,011,457
Gross tax unrealized depreciation	$ 193,442	$ 289,405
Net tax unrealized appreciation (depreciation)	$2,171,439	$722,052

	Growth	International

Cost of investments	$20,710,681	$30,800,161
Gross tax unrealized appreciation	$17,646,156	$33,408,110
Gross tax unrealized depreciation	$ 340,743	$ 792,127
Net tax unrealized appreciation (depreciation)	$17,305,413	$32,615,983

	Sustainable Equity	Sustainable Bond

Cost of investments	$4,485,242	$28,425,454
Gross tax unrealized appreciation	$1,189,224	$ 28,846
Gross tax unrealized depreciation	$ 160,728	$ 1,056,401
Net tax unrealized appreciation (depreciation)	$1,028,496	($1,027,555)

		Idaho Tax-Exempt

Cost of investments		$12,040,704
Gross tax unrealized appreciation		$ 259,526
Gross tax unrealized depreciation		$ 43,628
Net tax unrealized appreciation (depreciation)		$215,898

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Jane K. Carten

Jane K. Carten, President and Chief Executive Officer

Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jane K. Carten

Jane K. Carten, President and Chief Executive Officer

Date: April 29, 2019

By:

/s/ Christopher Fankhauser

Christopher Fankhauser, Chief Financial Officer

Date: April 29, 2019

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